Select Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Corporate Bonds (26.3%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.5%)
ArcelorMittal SA 6.350%, 6/17/54	1,746,000	1,822
Celanese US Holdings LLC
6.379%, 7/15/32	2,318,000	2,478
6.550%, 11/15/30	597,000	644
The Dow Chemical Co. 5.600%, 2/15/54	1,510,000	1,560
Glencore Funding LLC
5.634%, 4/4/34 144A	1,660,000	1,732
5.893%, 4/4/54 144A	419,000	441
LYB International Finance III, LLC
3.625%, 4/1/51	2,040,000	1,520
5.500%, 3/1/34	2,158,000	2,245
Newmont Corp. / Newcrest Finance Pty, Ltd. 5.350%, 3/15/34	1,469,000	1,539

Total		13,981

Communications (1.8%)
AT&T, Inc.
3.500%, 6/1/41	957,000	783
3.500%, 9/15/53	1,485,000	1,091
3.550%, 9/15/55	1,482,000	1,084
3.650%, 9/15/59	937,000	680
3.800%, 12/1/57	2,696,000	2,041
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 6/1/41	515,000	362
3.500%, 3/1/42	2,515,000	1,748
3.900%, 6/1/52	730,000	479
5.250%, 4/1/53	1,215,000	993
5.500%, 4/1/63	524,000	427
6.100%, 6/1/29	4,782,000	4,950
6.150%, 11/10/26	2,077,000	2,135
6.550%, 6/1/34	2,657,000	2,764
Comcast Corp.
2.987%, 11/1/63	1,120,000	710
4.049%, 11/1/52	965,000	802
5.300%, 6/1/34	1,983,000	2,089
5.350%, 11/15/27	1,968,000	2,047
5.650%, 6/1/54	2,048,000	2,187
Meta Platforms, Inc.
4.300%, 8/15/29	2,080,000	2,112
4.550%, 8/15/31	1,560,000	1,595
4.750%, 8/15/34	2,600,000	2,654
5.400%, 8/15/54	2,392,000	2,506
5.550%, 8/15/64	3,431,000	3,664
Netflix, Inc.
4.900%, 8/15/34	4,149,000	4,291
5.400%, 8/15/54	1,718,000	1,819
Uber Technologies, Inc.
4.800%, 9/15/34	2,546,000	2,542
5.350%, 9/15/54	1,194,000	1,184

Corporate Bonds (26.3%)	Shares/ Par +	Value $ (000’s)
Communications continued
Verizon Communications, Inc. 5.500%, 2/23/54	1,817,000	1,905

Total		51,644

Consumer, Cyclical (1.5%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28 144A	3,287,000	3,283
Ford Motor Credit Co. LLC
2.900%, 2/10/29	6,207,000	5,634
4.000%, 11/13/30	2,912,000	2,692
5.303%, 9/6/29	2,055,000	2,045
General Motors Financial Co., Inc.
2.700%, 6/10/31	1,616,000	1,393
5.450%, 9/6/34	1,557,000	1,552
The Home Depot, Inc.
3.625%, 4/15/52	974,000	784
4.750%, 6/25/29	1,523,000	1,570
4.850%, 6/25/31	1,012,000	1,049
5.300%, 6/25/54	764,000	803
Hyundai Capital America
1.300%, 1/8/26 144A	1,889,000	1,814
4.550%, 9/26/29 144A	2,502,000	2,497
5.300%, 6/24/29 144A	799,000	823
5.400%, 6/24/31 144A	1,006,000	1,043
5.600%, 3/30/28 144A	3,116,000	3,219
Lowe’s Companies, Inc.
4.250%, 4/1/52	2,425,000	2,053
5.625%, 4/15/53	486,000	506
5.750%, 7/1/53	1,513,000	1,596
5.850%, 4/1/63	499,000	529
McDonald’s Corp.
4.800%, 8/14/28	1,022,000	1,049
5.450%, 8/14/53	2,487,000	2,592
6.300%, 3/1/38	1,527,000	1,743
WarnerMedia Holdings, Inc. 5.141%, 3/15/52	3,800,000	2,931

Total		43,200

Consumer, Non-cyclical (4.3%)
AbbVie, Inc.
3.200%, 11/21/29	3,723,000	3,560
4.050%, 11/21/39	1,058,000	977
4.250%, 11/21/49	2,669,000	2,391
4.500%, 5/14/35	2,190,000	2,183
4.550%, 3/15/35	2,492,000	2,493
4.800%, 3/15/27	2,525,000	2,574
4.800%, 3/15/29	2,525,000	2,599
4.950%, 3/15/31	1,516,000	1,576
5.050%, 3/15/34	2,525,000	2,637
Adani International Container Terminal Private, Ltd. 3.000%, 2/16/31 144A	765,260	678
Alcon Finance Corp.
2.600%, 5/27/30 144A	568,000	518
5.375%, 12/6/32 144A	2,685,000	2,807

Select Bond Portfolio

Corporate Bonds (26.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Amgen, Inc.
5.600%, 3/2/43	1,457,000	1,531
5.650%, 3/2/53	2,551,000	2,683
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 2/1/36	6,342,000	6,367
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 4/15/38	1,295,000	1,249
5.450%, 1/23/39	1,019,000	1,091
5.800%, 1/23/59	747,000	842
AstraZeneca Finance LLC 5.000%, 2/26/34	2,042,000	2,132
AstraZeneca PLC 3.000%, 5/28/51	520,000	379
BAT Capital Corp.
4.390%, 8/15/37	789,000	718
4.540%, 8/15/47	2,867,000	2,422
6.000%, 2/20/34	1,420,000	1,518
Becton Dickinson and Co. 5.081%, 6/7/29	2,036,000	2,104
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25	1,028,000	1,001
4.200%, 9/17/29	2,079,000	2,074
4.650%, 9/17/34	4,157,000	4,148
The Coca-Cola Co.
4.650%, 8/14/34	2,406,000	2,464
5.200%, 1/14/55	2,091,000	2,194
5.400%, 5/13/64	513,000	549
CommonSpirit Health 3.347%, 10/1/29	936,000	892
CVS Health Corp. 6.050%, 6/1/54	30,000	31
DH Europe Finance II SARL 2.200%, 11/15/24	2,450,000	2,441
Elevance Health, Inc.
5.150%, 6/15/29	2,202,000	2,285
5.375%, 6/15/34	1,537,000	1,616
Eli Lilly & Co.
4.200%, 8/14/29	3,174,000	3,204
4.600%, 8/14/34	3,122,000	3,171
4.700%, 2/9/34	2,006,000	2,051
5.100%, 2/9/64	1,007,000	1,029
Gilead Sciences, Inc. 4.000%, 9/1/36	1,020,000	959
GSK Consumer Healthcare Co. 3.625%, 3/24/32	1,394,000	1,311
HCA, Inc.
3.625%, 3/15/32	1,612,000	1,491
4.125%, 6/15/29	5,350,000	5,266
5.250%, 6/15/49	674,000	640
5.900%, 6/1/53	1,264,000	1,319
Imperial Brands Finance PLC 5.500%, 2/1/30 144A	1,730,000	1,786
JBS USA Holding LUX SARL / JBS USA Food Co. / JBS LUX Co. SARL
3.000%, 5/15/32	2,843,000	2,465
3.625%, 1/15/32	1,018,000	931
3.750%, 12/1/31	713,000	656
6.500%, 12/1/52	1,045,000	1,115
7.250%, 11/15/53 144A	2,477,000	2,890

Corporate Bonds (26.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Merck & Co., Inc.
2.350%, 6/24/40	2,109,000	1,546
2.750%, 12/10/51	1,055,000	713
PepsiCo, Inc. 3.900%, 7/18/32	2,505,000	2,465
Pfizer Investment Enterprises Pte., Ltd.
4.750%, 5/19/33	929,000	947
5.300%, 5/19/53	4,661,000	4,821
5.340%, 5/19/63	1,994,000	2,048
Philip Morris International, Inc.
4.875%, 2/15/28	2,875,000	2,939
5.000%, 11/17/25	2,115,000	2,130
5.250%, 9/7/28	1,198,000	1,242
5.500%, 9/7/30	1,402,000	1,484
5.750%, 11/17/32	1,227,000	1,319
UnitedHealth Group, Inc.
3.050%, 5/15/41	469,000	370
4.600%, 4/15/27	2,086,000	2,124
5.500%, 7/15/44	530,000	561
5.625%, 7/15/54	537,000	576
5.750%, 7/15/64	1,064,000	1,149
5.875%, 2/15/53	943,000	1,044

Total		125,486

Energy (1.4%)
BP Capital Markets America, Inc. 5.017%, 11/17/27	661,000	680
Devon Energy Corp.
5.200%, 9/15/34	2,616,000	2,605
5.750%, 9/15/54	1,308,000	1,273
Diamondback Energy, Inc.
5.150%, 1/30/30	1,885,000	1,934
5.200%, 4/18/27	1,009,000	1,030
5.400%, 4/18/34	1,376,000	1,405
5.750%, 4/18/54	1,013,000	1,021
5.900%, 4/18/64	507,000	511
Enbridge, Inc.
5.625%, 4/5/34	1,510,000	1,584
5.950%, 4/5/54	503,000	532
6.000%, 11/15/28	1,496,000	1,589
6.200%, 11/15/30	1,496,000	1,629
Energy Transfer LP
5.250%, 7/1/29	2,547,000	2,623
5.300%, 4/15/47	1,019,000	960
5.600%, 9/1/34	2,546,000	2,645
5.950%, 5/15/54	2,321,000	2,375
6.050%, 9/1/54	1,528,000	1,583
Enterprise Products Operating LLC
4.950%, 2/15/35	2,075,000	2,107
5.550%, 2/16/55	1,245,000	1,286
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 3/31/34 144A	1,705,695	1,512
2.625%, 3/31/36 144A	1,280,000	1,092
ONEOK, Inc.
5.050%, 11/1/34	1,517,000	1,510
5.700%, 11/1/54	2,899,000	2,883
5.850%, 11/1/64	401,000	398
Petroleos Mexicanos 2.460%, 12/15/25	962,850	924
TotalEnergies Capital SA 5.150%, 4/5/34	1,007,000	1,047

Select Bond Portfolio

Corporate Bonds (26.3%)	Shares/ Par +	Value $ (000’s)
Energy continued
5.275%, 9/10/54	1,038,000	1,039
5.425%, 9/10/64	519,000	522
5.488%, 4/5/54	1,008,000	1,042
5.638%, 4/5/64	503,000	524

Total		41,865

Financial (10.2%)
Agree LP
2.000%, 6/15/28	1,557,000	1,423
2.600%, 6/15/33	424,000	353
4.800%, 10/1/32	936,000	928
American Homes 4 Rent LP
3.625%, 4/15/32	1,718,000	1,588
4.300%, 4/15/52	770,000	637
5.500%, 7/15/34	2,038,000	2,108
Apollo Global Management, Inc. 5.800%, 5/21/54	1,533,000	1,634
Ares Strategic Income Fund 5.600%, 2/15/30 144A	1,500,000	1,488
Banco Bilbao Vizcaya Argentaria SA
6.033%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.950%), 3/13/35 α	2,000,000	2,121
7.883%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.300%), 11/15/34 α	2,200,000	2,524
Banco Santander SA
6.527%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.650%), 11/7/27 α	1,600,000	1,669
6.607%, 11/7/28	1,600,000	1,736
6.938%, 11/7/33	4,000,000	4,632
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27α	6,839,000	6,529
3.419%, (US SOFR 3 Month plus 1.302%), 12/20/28 α	6,988,000	6,798
5.425%, (US SOFR plus 1.913%), 8/15/35α	4,610,000	4,726
5.933%, (US SOFR plus 1.340%), 9/15/27α	518,000	533
Barclays PLC
4.837%, (US SOFR plus 1.340%), 9/10/28α	2,617,000	2,639
4.942%, (US SOFR plus 1.560%), 9/10/30α	3,640,000	3,670
5.674%, (US SOFR plus 1.490%), 3/12/28α	3,178,000	3,265
5.690%, (US SOFR plus 1.740%), 3/12/30α	3,178,000	3,306
BBVA Bancomer SA 5.250%, 9/10/29 144A	2,193,000	2,222
BlackRock Funding, Inc.
4.900%, 1/8/35	2,083,000	2,151
5.350%, 1/8/55	1,509,000	1,589
BNP Paribas SA
5.176%, (US SOFR plus 1.520%), 1/9/30 144A α	3,179,000	3,262
5.894%, (US SOFR plus 1.866%), 12/5/34 144A α	3,192,000	3,446
Brixmor Operating Partnership LP 2.500%, 8/16/31	1,644,000	1,428
Canadian Imperial Bank of Commerce 4.631%, (US SOFR plus 1.335%), 9/11/30 α	3,115,000	3,135
Capital One Financial Corp.
5.463%, (US SOFR plus 1.560%), 7/26/30α	3,106,000	3,188
5.884%, (US SOFR plus 1.990%), 7/26/35α	2,071,000	2,167

Corporate Bonds (26.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
Citibank NA 4.838%, 8/6/29	5,851,000	5,988
Citigroup, Inc.
4.542%, (US SOFR plus 1.338%), 9/19/30α	4,164,000	4,169
5.827%, (US SOFR plus 2.056%), 2/13/35α	1,109,000	1,158
6.174%, (US SOFR plus 2.661%), 5/25/34α	2,373,000	2,532
Citizens Financial Group, Inc. 5.718%, (US SOFR plus 1.910%), 7/23/32 α	3,124,000	3,240
Crown Castle, Inc.
2.100%, 4/1/31	1,689,000	1,445
2.900%, 4/1/41	910,000	675
5.200%, 9/1/34	2,075,000	2,102
5.800%, 3/1/34	3,087,000	3,274
Deutsche Bank AG
3.742%, (US SOFR plus 2.257%), 1/7/33α	4,238,000	3,709
5.403%, (US SOFR plus 2.050%), 9/11/35α	2,097,000	2,111
5.414%, 5/10/29	3,597,000	3,737
ERP Operating LP 4.650%, 9/15/34	1,352,000	1,345
Essex Portfolio LP
2.550%, 6/15/31	887,000	775
5.500%, 4/1/34	1,047,000	1,088
Fifth Third Bancorp 4.895%, (US SOFR plus 1.486%), 9/6/30α	1,560,000	1,580
Goldman Sachs Bank USA
5.283%, (US SOFR plus 0.777%), 3/18/27α	3,120,000	3,160
5.414%, (US SOFR plus 0.750%), 5/21/27α	5,115,000	5,198
The Goldman Sachs Group, Inc.
5.049%, (US SOFR plus 1.210%), 7/23/30α	4,160,000	4,268
5.330%, (US SOFR plus 1.550%), 7/23/35α	3,120,000	3,232
Golub Capital Private Credit Fund 5.800%, 9/12/29 144A	1,580,000	1,574
HSBC USA, Inc. 5.294%, 3/4/27	794,000	814
Invitation Homes Operating Partnership LP
2.000%, 8/15/31	296,000	248
4.150%, 4/15/32	1,711,000	1,634
4.875%, 2/1/35	1,501,000	1,482
JPMorgan Chase & Co.
4.979%, (US SOFR plus 0.930%), 7/22/28α	2,601,000	2,652
5.294%, (US SOFR plus 1.460%), 7/22/35α	1,560,000	1,627
5.571%, (US SOFR plus 0.930%), 4/22/28α	7,602,000	7,838
5.581%, (US SOFR plus 1.160%), 4/22/30α	3,643,000	3,824
5.766%, (US SOFR plus 1.490%), 4/22/35α	1,976,000	2,129
Kimco Realty Corp. 4.850%, 3/1/35	1,353,000	1,344
Mastercard, Inc.
4.350%, 1/15/32	3,634,000	3,652
4.550%, 1/15/35	3,114,000	3,128
Mid-America Apartments LP 5.300%, 2/15/32	501,000	521
Morgan Stanley
5.042%, (US SOFR plus 1.215%), 7/19/30α	4,678,000	4,807
5.164%, (US SOFR plus 1.590%), 4/20/29α	2,690,000	2,765
5.320%, (US SOFR plus 1.555%), 7/19/35α	2,031,000	2,109
5.449%, (US SOFR plus 1.630%), 7/20/29α	1,976,000	2,053
5.466%, (US SOFR plus 1.730%), 1/18/35α	1,810,000	1,893
5.656%, (US SOFR plus 1.260%), 4/18/30α	6,848,000	7,204
5.831%, (US SOFR plus 1.580%), 4/19/35α	7,126,000	7,654

Select Bond Portfolio

Corporate Bonds (26.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
Morgan Stanley Bank NA
4.952%, (US SOFR plus 1.080%), 1/14/28α	5,138,000	5,216
4.968%, (US SOFR plus 0.930%), 7/14/28α	3,692,000	3,767
Nordea Bank Abp 4.375%, 9/10/29 144A	4,667,000	4,689
Realty Income Corp.
2.100%, 3/15/28	964,000	897
2.850%, 12/15/32	1,244,000	1,088
3.400%, 1/15/30	1,030,000	979
4.900%, 7/15/33	1,480,000	1,495
5.125%, 2/15/34	2,155,000	2,203
5.625%, 10/13/32	754,000	801
Regency Centers LP
2.950%, 9/15/29	2,354,000	2,202
5.250%, 1/15/34	2,018,000	2,083
Royal Bank of Canada 4.969%, (US SOFR plus 1.100%), 8/2/30α	3,641,000	3,735
Santander Holdings USA, Inc.
5.353%, (US SOFR plus 1.940%), 9/6/30α	3,634,000	3,672
6.342%, (US SOFR plus 2.138%), 5/31/35α	3,916,000	4,108
State Street Corp. 4.530%, (US SOFR plus 1.018%), 2/20/29 α	3,138,000	3,170
Store Capital LLC
2.700%, 12/1/31	598,000	508
2.750%, 11/18/30	1,520,000	1,329
4.500%, 3/15/28	988,000	969
4.625%, 3/15/29	1,097,000	1,075
Sumitomo Mitsui Trust Bank, Ltd.
4.500%, 9/10/29 144A	2,119,000	2,132
4.850%, 9/10/34 144A	1,620,000	1,637
Sun Communities Operating LP 4.200%, 4/15/32	2,234,000	2,111
Truist Financial Corp.
5.435%, (US SOFR plus 1.620%), 1/24/30α	3,546,000	3,670
5.711%, (US SOFR plus 1.922%), 1/24/35α	1,047,000	1,103
UBS AG 5.650%, 9/11/28	2,480,000	2,602
UBS Group AG
3.091%, (US SOFR plus 1.730%), 5/14/32 144A α	1,650,000	1,488
4.194%, (US SOFR plus 3.730%), 4/1/31 144A α	1,682,000	1,643
4.282%, 1/9/28 144A	2,436,000	2,418
5.379%, (US SOFR ICE Swap Rate 1 Year plus 1.860%), 9/6/45 144A α	1,620,000	1,657
5.617%, (US SOFR ICE Swap Rate 1 Year plus 1.340%), 9/13/30 144A α	4,096,000	4,280
5.699%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.770%), 2/8/35 144A α	1,136,000	1,199
US Bancorp 5.100%, (US SOFR plus 1.250%), 7/23/30 α	3,645,000	3,752
Wells Fargo & Co.
4.897%, (US SOFR plus 2.100%), 7/25/33α	5,585,000	5,649
5.198%, (US SOFR plus 1.500%), 1/23/30α	10,171,000	10,485
5.574%, (US SOFR plus 1.740%), 7/25/29α	994,000	1,034
5.707%, (US SOFR plus 1.070%), 4/22/28α	6,081,000	6,279
6.303%, (US SOFR plus 1.790%), 10/23/29 α	1,532,000	1,639

Corporate Bonds (26.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
6.491%, (US SOFR plus 2.060%), 10/23/34 α	4,065,000	4,543

Total		295,940

Industrial (2.0%)
The Boeing Co.
3.750%, 2/1/50	661,000	465
5.805%, 5/1/50	2,634,000	2,545
6.528%, 5/1/34 144A	2,120,000	2,275
7.008%, 5/1/64 144A	414,000	456
Burlington Northern Santa Fe LLC
4.450%, 1/15/53	399,000	370
5.200%, 4/15/54	1,059,000	1,095
Caterpillar Financial Services Corp.
4.375%, 8/16/29	2,081,000	2,112
4.450%, 10/16/26	2,081,000	2,105
4.500%, 1/8/27	2,497,000	2,532
4.850%, 2/27/29	2,003,000	2,073
5.000%, 5/14/27	3,037,000	3,121
Crowley Conro LLC 4.181%, 8/15/43	1,159,502	1,084
Howmet Aerospace, Inc. 4.850%, 10/15/31	1,352,000	1,379
John Deere Capital Corp.
4.150%, 9/15/27	1,991,000	2,006
4.500%, 1/8/27	3,494,000	3,539
4.500%, 1/16/29	3,494,000	3,558
4.850%, 6/11/29	2,023,000	2,090
4.900%, 6/11/27	3,055,000	3,131
4.950%, 7/14/28	792,000	818
5.050%, 6/12/34	3,200,000	3,341
5.100%, 4/11/34	2,524,000	2,643
5.150%, 9/8/26	3,464,000	3,545
Lockheed Martin Corp.
4.800%, 8/15/34	2,081,000	2,133
5.200%, 2/15/64	1,454,000	1,505
Owens Corning 5.950%, 6/15/54	922,000	979
Republic Services, Inc. 5.000%, 11/15/29	2,038,000	2,111
RTX Corp. 6.400%, 3/15/54	2,058,000	2,430
Sonoco Products Co. 5.000%, 9/1/34	1,249,000	1,232
Union Pacific Corp.
2.375%, 5/20/31	949,000	851
2.800%, 2/14/32	1,287,000	1,171

Total		58,695

Technology (2.5%)
Adobe, Inc. 4.950%, 4/4/34	3,022,000	3,151
Analog Devices, Inc.
5.050%, 4/1/34	2,025,000	2,120
5.300%, 4/1/54	1,824,000	1,909
Apple, Inc.
2.375%, 2/8/41	726,000	545
2.650%, 5/11/50	791,000	546
2.650%, 2/8/51	611,000	420
3.950%, 8/8/52	1,910,000	1,683

Select Bond Portfolio

Corporate Bonds (26.3%)	Shares/ Par +	Value $ (000’s)
Technology continued
Applied Materials, Inc. 4.800%, 6/15/29	1,018,000	1,050
Broadcom, Inc.
2.450%, 2/15/31 144A	1,561,000	1,383
3.150%, 11/15/25	1,170,000	1,154
4.550%, 2/15/32	2,499,000	2,497
4.800%, 10/15/34	3,499,000	3,496
4.926%, 5/15/37 144A	1,426,000	1,425
5.050%, 7/12/27	2,601,000	2,658
5.050%, 7/12/29	3,641,000	3,751
5.150%, 11/15/31	3,121,000	3,239
Cadence Design Systems, Inc.
4.200%, 9/10/27	1,869,000	1,878
4.300%, 9/10/29	5,192,000	5,212
4.700%, 9/10/34	3,634,000	3,657
Intel Corp.
2.800%, 8/12/41	858,000	597
5.000%, 2/21/31	1,517,000	1,541
5.600%, 2/21/54	993,000	968
5.625%, 2/10/43	572,000	569
5.700%, 2/10/53	1,990,000	1,961
5.900%, 2/10/63	1,391,000	1,396
Intuit, Inc.
5.125%, 9/15/28	1,978,000	2,061
5.200%, 9/15/33	1,977,000	2,085
5.250%, 9/15/26	2,476,000	2,537
5.500%, 9/15/53	1,982,000	2,130
KLA Corp.
3.300%, 3/1/50	818,000	619
4.700%, 2/1/34	2,016,000	2,057
Micron Technology, Inc. 5.375%, 4/15/28	4,998,000	5,149
Oracle Corp.
4.000%, 7/15/46	1,732,000	1,437
5.375%, 9/27/54	1,028,000	1,027
5.500%, 9/27/64	1,028,000	1,024
Texas Instruments, Inc.
5.000%, 3/14/53	2,196,000	2,213
5.150%, 2/8/54	1,007,000	1,035

Total		72,180

Utilities (2.1%)
American Transmission Systems, Inc. 2.650%, 1/15/32 144A	621,000	546
Baltimore Gas & Electric Co. 2.250%, 6/15/31	1,332,000	1,170
CenterPoint Energy Houston Electric LLC 3.600%, 3/1/52	984,000	764
Consolidated Edison Co. of New York, Inc.
3.200%, 12/1/51	298,000	212
5.375%, 5/15/34	1,533,000	1,626
5.500%, 3/15/34	2,543,000	2,720
5.700%, 5/15/54	1,020,000	1,105
Consumers Energy Co. 4.700%, 1/15/30	1,554,000	1,593
DTE Electric Co.
2.950%, 3/1/50	1,555,000	1,097
3.650%, 3/1/52	712,000	567
DTE Energy Co. 5.850%, 6/1/34	1,430,000	1,535

Corporate Bonds (26.3%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Duke Energy Carolinas LLC
2.550%, 4/15/31	608,000	546
2.850%, 3/15/32	1,654,000	1,493
3.550%, 3/15/52	1,204,000	927
5.350%, 1/15/53	1,996,000	2,059
5.400%, 1/15/54	998,000	1,038
Duke Energy Corp. 3.500%, 6/15/51	825,000	609
Duke Energy Florida LLC 2.400%, 12/15/31	1,327,000	1,162
Duke Energy Progress LLC 2.500%, 8/15/50	1,343,000	850
Entergy Arkansas LLC
2.650%, 6/15/51	1,199,000	767
5.150%, 1/15/33	1,997,000	2,077
Eversource Energy
5.850%, 4/15/31	2,026,000	2,153
5.950%, 7/15/34	1,216,000	1,307
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28 144A	1,297,000	1,248
4.300%, 1/15/29 144A	1,565,000	1,557
5.150%, 3/30/26 144A	999,000	1,008
5.200%, 4/1/28 144A	1,025,000	1,050
Israel Electric Corp., Ltd. 3.750%, 2/22/32 144A §	960,000	844
Jersey Central Power & Light Co. 2.750%, 3/1/32 144A	1,463,000	1,281
MidAmerican Energy Co. 2.700%, 8/1/52	1,154,000	759
Mississippi Power Co.
3.100%, 7/30/51	1,597,000	1,106
4.250%, 3/15/42	678,000	598
Northern States Power Co.
5.400%, 3/15/54	806,000	851
NSTAR Electric Co. 5.400%, 6/1/34	1,537,000	1,623
Oncor Electric Delivery Co. LLC 5.550%, 6/15/54 144A	1,726,000	1,837
Pacific Gas & Electric Co.
3.500%, 8/1/50	505,000	366
3.950%, 12/1/47	3,014,000	2,373
4.200%, 6/1/41	774,000	654
4.750%, 2/15/44	448,000	400
4.950%, 7/1/50	4,257,000	3,871
PECO Energy Co. 2.850%, 9/15/51	1,606,000	1,088
PPL Capital Funding, Inc. 5.250%, 9/1/34	1,041,000	1,072
Public Service Company of Oklahoma 3.150%, 8/15/51	901,000	625
Public Service Electric & Gas Co.
1.900%, 8/15/31	2,288,000	1,950
2.050%, 8/1/50	371,000	217
2.700%, 5/1/50	623,000	419
Public Service Enterprise Group, Inc. 5.450%, 4/1/34	1,714,000	1,785
Southern California Edison Co. 4.125%, 3/1/48	1,003,000	847
Virginia Electric & Power Co. 2.950%, 11/15/51	1,332,000	907

Select Bond Portfolio

Corporate Bonds (26.3%)	Shares/ Par +	Value $ (000’s)
Utilities continued
5.050%, 8/15/34	1,041,000	1,069
5.550%, 8/15/54	1,793,000	1,885

Total		61,213

Total Corporate Bonds (Cost: $751,711)		764,204

Governments (21.9%)
Governments (21.9%)
Bank Gospodarstwa Krajowego 6.250%, 7/9/54 144A	1,713,000	1,847
Bermuda Government International Bond 5.000%, 7/15/32 144A	453,000	459
Export Finance & Insurance Corp. 4.625%, 10/26/27 144A	3,490,000	3,579
Federal Home Loan Bank 1.250%, 9/30/31	3,690,000	3,308
Federal Home Loan Mortgage Corp. 0.000%, 12/14/29 PO	4,007,000	3,298
Federal National Mortgage Association 0.000%, 11/15/30 PO	11,778,000	9,286
Republic of Paraguay 5.400%, 3/30/50 144A	1,658,000	1,545
Republic of Peru 5.375%, 2/8/35	2,594,000	2,656
Republic of Uruguay 5.250%, 9/10/60	1,557,000	1,557
State of Israel
3.875%, 7/3/50	775,000	568
4.500%, 1/17/33	2,417,000	2,271
5.500%, 3/12/34	3,056,000	3,063
United Mexican States
2.659%, 5/24/31	3,562,000	3,058
3.250%, 4/16/30	1,000,000	917
3.500%, 2/12/34	5,122,000	4,358
4.600%, 1/23/46	1,998,000	1,627
4.600%, 2/10/48	1,050,000	845
4.750%, 4/27/32	1,152,000	1,107
4.750%, 3/8/44	622,000	526
US Treasury
0.375%, 1/31/26	2,372,000	2,267
0.500%, 10/31/27	6,815,000	6,207
0.625%, 7/31/26	2,074,000	1,963
0.750%, 1/31/28	7,477,000	6,817
1.000%, 7/31/28	31,889,000	28,962
1.125%, 5/15/40	3,189,000	2,107
1.125%, 8/31/28	7,698,000	7,013
1.250%, 4/30/28	51,451,000	47,449
1.250%, 6/30/28	4,875,000	4,479
1.375%, 11/15/40	12,756,000	8,656
1.375%, 10/31/28	12,805,000	11,739
1.750%, 8/15/41	98,498,000	69,837
1.875%, 2/15/41	40,633,000	29,795
1.875%, 2/28/27	4,257,000	4,088
2.000%, 11/15/41	36,863,000	27,103
2.000%, 2/15/50	5,408,000	3,524
2.250%, 5/15/41	47,938,000	37,154
2.250%, 8/15/49	31,108,000	21,551
2.375%, 2/15/42	26,857,000	20,917
2.375%, 11/15/49	28,720,000	20,414
2.375%, 4/30/26	21,815,000	21,361
2.375%, 5/15/27	20,765,000	20,135

Governments (21.9%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.375%, 3/31/29	14,400,000	13,682
2.625%, 7/31/29	9,442,000	9,043
2.875%, 5/15/49	10,765,000	8,498
2.875%, 4/30/29	9,803,000	9,512
3.125%, 5/15/48	7,278,000	6,045
3.375%, 11/15/48	19,240,000	16,674
3.375%, 9/15/27	12,753,000	12,688
3.500%, 9/30/26	9,892,000	9,865
3.500%, 9/30/29	20,392,000	20,331
3.625%, 3/31/30	5,850,000	5,854
3.625%, 8/31/29	13,317,000	13,356
3.750%, 8/31/31	4,070,000	4,092
3.750%, 8/31/26	7,072,000	7,082
3.750%, 8/15/27	11,000	11
3.875%, 8/15/34	9,712,000	9,780
4.125%, 8/15/44	1,703,000	1,690
4.125%, 1/31/25	1,831,000	1,828
4.250%, 8/15/54	10,181,000	10,396
4.375%, 8/31/28	4,476,000	4,605
4.500%, 11/30/24	149,000	149
4.625%, 5/15/54	18,750,000	20,338

Total		634,932

Total Governments (Cost: $632,510)		634,932

Municipal Bonds (0.3%)
Municipal Bonds (0.3%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	2,122
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	1,950,000	2,312
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	1,012
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,110,000	2,873
The University of Texas System 2.439%, 8/15/49 RB	925,000	619

Total Municipal Bonds (Cost: $10,426)		8,938

Structured Products (52.4%)
Asset Backed Securities (8.3%)
Ally Auto Receivables Trust, Series 2022-3, Class A3 5.070%, 6/15/31	1,172,000	1,184
Ally Auto Receivables Trust, Series 2024-2, Class A3 4.140%, 7/16/29	3,707,000	3,706
Ally Auto Receivables Trust, Series 2024-2, Class A4 4.140%, 10/15/30	1,442,000	1,440
American Express Credit Account Master Trust, Series 2023-4, Class A 5.150%, 9/15/30	1,289,000	1,342
American Express Credit Account Master Trust, Series 2024-2, Class A 5.240%, 4/15/31	11,576,000	12,157
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3 4.380%, 4/18/28	1,558,141	1,555

Select Bond Portfolio

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A3 5.620%, 11/18/27	1,070,000	1,082
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3 5.810%, 5/18/28	2,140,000	2,180
BA Credit Card Trust, Series 2024-A1, Class A 4.930%, 5/15/29	6,087,000	6,228
Chase Auto Owner Trust, Series 2022-AA, Class A4 3.990%, 3/27/28 144A	1,504,000	1,496
College Avenue Student Loans LLC, Series 2017-A, Class A1
6.619%, (US SOFR 1 Month plus 1.765%), 11/26/46 144A	523,293	523
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	489,532	471
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	977,159	920
Discover Card Execution Note Trust, Series 2023-A1, Class A 4.310%, 3/15/28	3,151,000	3,157
Discover Card Execution Note Trust, Series 2023-A2, Class A 4.930%, 6/15/28	9,524,000	9,643
Ford Credit Auto Lease Trust, Series 2024-A, Class A4 5.050%, 6/15/27	1,103,000	1,116
Ford Credit Auto Owner Trust, Series 2022-D, Class A4 5.300%, 3/15/28	1,060,000	1,080
Ford Credit Auto Owner Trust, Series 2023-A, Class A3 4.650%, 2/15/28	4,627,000	4,638
Ford Credit Auto Owner Trust, Series 2024-1, Class A 4.870%, 8/15/36 144A Σ	2,064,000	2,107
GM Financial Automobile Leasing Trust, Series 2023-2, Class A4 5.090%, 5/20/27	1,491,000	1,500
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4 5.440%, 8/20/27	955,000	968
GM Financial Consumer Automobile Receivables Trust, Series 2022-4, Class A3 4.820%, 8/16/27	1,719,150	1,722
GM Financial Revolving Receivables Trust, Series 2024-1, Class A 4.980%, 12/11/36 144A	1,576,000	1,618
GM Financial Revolving Receivables Trust, Series 2024-2, Class A 4.520%, 3/11/37 144A	2,599,000	2,621
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3 5.270%, 11/20/28	4,641,000	4,743
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3 4.570%, 3/21/29	5,911,000	5,968

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Honda Auto Receivables Owner Trust, Series 2024-3, Class A4 4.510%, 11/21/30	1,182,000	1,195
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A4 5.170%, 4/15/27 144A	2,377,000	2,390
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A4 5.840%, 9/15/27 144A	1,597,000	1,628
Hyundai Auto Lease Securitization Trust, Series 2024-C, Class A3 4.620%, 4/17/28 144A	4,882,000	4,932
Hyundai Auto Lease Securitization Trust, Series 2024-C, Class A4 4.650%, 9/15/28 144A	2,445,000	2,465
Hyundai Auto Receivables Trust, Series 2021-C, Class A4 1.030%, 12/15/27	1,869,000	1,816
Hyundai Auto Receivables Trust, Series 2022-A, Class A3 2.220%, 10/15/26	1,654,215	1,636
Hyundai Auto Receivables Trust, Series 2022-A, Class A4 2.350%, 4/17/28	1,194,000	1,165
Hyundai Auto Receivables Trust, Series 2023-A, Class A4 4.480%, 7/17/28	2,148,000	2,156
Hyundai Auto Receivables Trust, Series 2023-B, Class A3 5.480%, 4/17/28	1,222,000	1,241
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A4 5.250%, 2/15/29	2,454,000	2,502
Navient Private Education Loan Trust, Series 2014-AA, Class A3
6.811%, (US SOFR 1 Month plus 1.715%), 10/15/31 144A	404,196	405
Navient Private Education Loan Trust, Series 2016-AA, Class A2B
7.361%, (US SOFR 1 Month plus 2.265%), 12/15/45 144A	236,563	238
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	1,176,466	1,163
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	801,802	791
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2 3.130%, 2/15/68 144A	760,291	743
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	2,368,833	2,303
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	1,369,240	1,312
Navient Private Education Refi Loan Trust, Series 2020-EA, Class A 1.690%, 5/15/69 144A	80,991	75

Select Bond Portfolio

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	1,508,633	1,398
Navient Private Education Refi Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	662,758	599
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A 1.060%, 10/15/69 144A	2,621,259	2,362
Navient Private Education Refi Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	3,834,470	3,390
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A 1.110%, 2/18/70 144A	2,400,608	2,136
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A 1.580%, 4/15/70 144A	612,754	549
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	5,982,572	5,463
Navient Student Loan Trust, Series 2021-3A, Class A1A 1.770%, 8/25/70 144A	2,271,177	2,051
Nelnet Student Loan Trust, Series 2004-3, Class A5
5.801%, (US 90 Day Average SOFR plus 0.442%), 10/27/36	199,006	198
Nelnet Student Loan Trust, Series 2004-4, Class A5
5.781%, (US 90 Day Average SOFR plus 0.422%), 1/25/37	1,117,703	1,112
Nelnet Student Loan Trust, Series 2005-1, Class A5
5.731%, (US 90 Day Average SOFR plus 0.372%), 10/25/33	3,234,487	3,203
Nelnet Student Loan Trust, Series 2005-2, Class A5
5.733%, (US 90 Day Average SOFR plus 0.362%), 3/23/37	2,936,907	2,911
Nelnet Student Loan Trust, Series 2005-3, Class A5
5.753%, (US 90 Day Average SOFR plus 0.382%), 12/24/35	2,197,189	2,179
Nelnet Student Loan Trust, Series 2005-4, Class A4
5.813%, (US 90 Day Average SOFR plus 0.442%), 3/22/32	427,203	413
Nissan Auto Lease Trust, Series 2023-B, Class A4 5.610%, 11/15/27	2,116,000	2,140
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4 4.450%, 11/15/29	1,459,000	1,464
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A3 5.280%, 12/15/28	4,972,000	5,079
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3 3.960%, 4/15/26 144A	627,315	626

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4 4.180%, 12/15/28 144A	1,093,000	1,088
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3 4.140%, 2/16/27	386,942	387
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3 4.490%, 11/16/26	342,248	342
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3 5.750%, 4/15/27	602,999	604
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3 5.630%, 1/16/29	2,440,000	2,481
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3 4.850%, 1/16/29	2,292,000	2,305
SBNA Auto Lease Trust, Series 2024-A, Class A3 5.390%, 11/20/26 144A	2,203,000	2,222
SBNA Auto Lease Trust, Series 2024-A, Class A4 5.240%, 1/22/29 144A	3,016,000	3,054
SBNA Auto Lease Trust, Series 2024-C, Class A3 4.560%, 2/22/28 144A	2,061,000	2,065
SBNA Auto Lease Trust, Series 2024-C, Class A4 4.420%, 3/20/29 144A	1,391,000	1,394
SBNA Auto Receivables Trust, Series 2024-A, Class A3 5.320%, 12/15/28 144A	1,483,000	1,498
SBNA Auto Receivables Trust, Series 2024-A, Class A4 5.210%, 4/16/29 144A	636,000	648
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3 4.950%, 5/21/29 144A	3,282,000	3,318
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A4 4.940%, 1/21/31 144A	557,000	566
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3 5.330%, 11/20/29 144A	2,099,000	2,149
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430%, 2/17/32 144A	108,944	108
SMB Private Education Loan Trust, Series 2016-C, Class A2B
6.311%, (US SOFR 1 Month plus 1.215%), 9/15/34 144A	101,723	102
SMB Private Education Loan Trust, Series 2021-A, Class APT1 1.070%, 1/15/53 144A	3,423,537	3,080
SMB Private Education Loan Trust, Series 2024-D, Class A1A 5.380%, 7/15/53 144A	1,041,965	1,069
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	28,251	28

Select Bond Portfolio

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX 1.950%, 2/15/46 144A	214,795	201
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX 1.140%, 2/15/47 144A	1,853,534	1,631
Synchrony Card Funding LLC, Series 2023- A1, Class A 5.540%, 7/15/29	5,150,000	5,259
Synchrony Card Funding LLC, Series 2024- A2, Class A 4.930%, 7/15/30	763,000	778
T-Mobile US Trust, Series 2022-1A, Class A 4.910%, 5/22/28 144A	2,281,000	2,282
T-Mobile US Trust, Series 2024-1A, Class A 5.050%, 9/20/29 144A	3,303,000	3,351
Toyota Auto Loan Extended Note Trust, Series 2024-1A, Class A 5.160%, 11/25/36 144A	2,584,000	2,687
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A4 5.430%, 4/17/28	1,337,000	1,371
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3 4.710%, 2/15/28	2,775,000	2,789
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3 5.160%, 4/17/28	3,403,000	3,444
Verizon Master Trust, Series 2022-4, Class A 3.400%, 11/20/28	3,069,000	3,046
Verizon Master Trust, Series 2022-6, Class A 3.670%, 1/22/29	1,480,000	1,470
Verizon Master Trust, Series 2023-1, Class A 4.490%, 1/22/29	4,180,000	4,191
Verizon Master Trust, Series 2023-2, Class A 4.890%, 4/20/28	1,546,000	1,547
Verizon Master Trust, Series 2023-4, Class A1A 5.160%, 6/20/29	7,176,000	7,286
Verizon Master Trust, Series 2024-1, Class A1A 5.000%, 12/20/28	4,995,000	5,032
Verizon Master Trust, Series 2024-5, Class A 5.000%, 6/21/32 144A	1,415,000	1,462
Verizon Master Trust, Series 2024-6, Class A1A 4.170%, 8/20/30	4,789,000	4,796
Verizon Master Trust, Series 2024-7, Class A 4.350%, 8/20/32 144A	5,468,000	5,485
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3 5.020%, 6/20/28	3,085,000	3,117
Wells Fargo Card Issuance Trust, Series 2024- AI, Class A 4.940%, 2/15/29	6,308,000	6,440
World Financial Network Credit Card Master Trust, Series 2024-A, Class A 5.470%, 2/17/31	723,000	744
World Financial Network Credit Card Master Trust, Series 2024-B, Class A 4.620%, 5/15/31	2,064,000	2,082

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
World Omni Select Auto Trust, Series 2023-A, Class A2A 5.920%, 3/15/27	763,935	766

Total		242,359

Mortgage Securities (44.1%)
Angel Oak Mortgage Trust, Series 2020-2, Class A1A 2.531%, (AFC), 1/26/65 144A	710,278	667
Angel Oak Mortgage Trust, Series 2020-5, Class A1 1.373%, (AFC), 5/25/65 144A	187,469	178
Angel Oak Mortgage Trust, Series 2021-6, Class A1 1.458%, (AFC), 9/25/66 144A	1,440,044	1,205
BANK, Series 2024-BNK48, Class A5 5.053%, 9/15/34	1,066,000	1,090
BANK5 Trust, Series 2024-5YR7, Class A3 5.769%, 6/15/57	1,063,000	1,112
Barclays Commercial Mortgage Securities LLC, Series 2018-C2, Class ASB 4.236%, 12/15/51	563,717	559
Benchmark Mortgage Trust, Series 2024-V9, Class A3 5.602%, 8/15/57	2,425,000	2,522
BMO Mortgage Trust, Series 2024-5C4, Class A3 6.526%, 5/15/57	2,090,000	2,253
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A Σ	732,877	714
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 2.724%, (AFC), 11/25/59 144A Σ	291,466	288
BX Commercial Mortgage Trust, Series 2021- VOLT, Class A
5.911%, (US SOFR 1 Month plus 0.815%), 9/15/36 144A	6,842,000	6,799
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB 3.367%, 6/15/50	491,625	484
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	58,070	58
COLT Mortgage Loan Trust, Series 2021-2, Class A1 0.924%, (AFC), 8/25/66 144A	1,928,817	1,611
COLT Mortgage Loan Trust, Series 2021-4, Class A1 1.397%, (AFC), 10/25/66 144A	1,994,504	1,706
COMM Mortgage Trust, Series 2015-LC23, Class A3 3.521%, 10/10/48	1,180,282	1,160
Federal Home Loan Mortgage Corp.
2.000%, 6/1/40	5,970,230	5,255
2.000%, 7/1/40	10,089,352	8,875
2.000%, 8/1/40	6,433,037	5,655
2.000%, 10/1/40	6,629,794	5,800
2.000%, 11/1/40	10,758,901	9,440
2.000%, 12/1/40	1,842,194	1,615
2.000%, 1/1/41	1,391,345	1,219

Select Bond Portfolio

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.000%, 2/1/41	1,509,058	1,322
2.000%, 4/1/41	2,637,074	2,306
2.000%, 7/1/41	2,487,215	2,171
2.000%, 11/1/41	2,855,886	2,484
2.000%, 1/1/42	1,693,699	1,473
2.000%, 2/1/47	1,074,914	889
2.000%, 12/1/51	816,657	689
2.500%, 4/1/42	1,003,637	901
2.500%, 5/1/42	3,654,735	3,283
2.500%, 6/1/42	1,277,733	1,148
2.500%, 8/1/43	2,929,150	2,663
2.500%, 6/1/46	3,412,940	3,103
2.500%, 9/1/51	6,086,966	5,350
2.500%, 2/1/52	618,662	541
2.500%, 3/1/52	2,108,506	1,839
3.000%, 9/1/33	967,766	932
3.000%, 4/1/40	1,631,630	1,531
3.000%, 3/1/43	1,156,452	1,072
3.000%, 4/1/43	4,544,524	4,215
3.000%, 5/1/43	4,080,015	3,789
3.000%, 8/1/43	2,950,766	2,736
3.000%, 2/1/45	3,989,952	3,702
3.000%, 4/1/45	4,349,566	4,034
3.000%, 5/1/45	2,233,425	2,062
3.000%, 1/1/46	2,026,747	1,880
3.000%, 9/1/46	3,008,654	2,764
3.000%, 2/1/47	743,077	690
3.000%, 4/1/47	13,563,991	12,458
3.151%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.640%), 11/1/48	1,351,605	1,362
3.964%, (US 30 Day Average SOFR plus 2.140%), 8/1/52	1,743,943	1,701
4.000%, 3/1/50	5,952,956	5,843
4.220%, (US 30 Day Average SOFR plus 2.305%), 5/1/53	4,986,310	4,940
4.500%, 6/1/39	79,296	79
4.500%, 7/1/39	92,209	92
6.000%, 9/1/54	18,875,000	19,843
Federal Home Loan Mortgage Corp., Series 1582, Class M 2.500%, 5/25/49	1,513,677	1,366
Federal Home Loan Mortgage Corp., Series 2002-2439, Class LH 6.000%, 4/15/32	106,587	111
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	2,396,399	2,236
Federal Home Loan Mortgage Corp., Series 2012-271, Class F5
5.957%, (US 30 Day Average SOFR plus 0.615%), 8/15/42	916,637	910
Federal Home Loan Mortgage Corp., Series 2012-272, Class F1
5.957%, (US 30 Day Average SOFR plus 0.615%), 8/15/42	1,462,767	1,453
Federal Home Loan Mortgage Corp., Series 2012-280, Class F1
5.957%, (US 30 Day Average SOFR plus 0.615%), 9/15/42	1,500,077	1,489

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 3693, Class FC
5.957%, (US 30 Day Average SOFR plus 0.615%), 7/15/40	755,967	752
Federal Home Loan Mortgage Corp., Series 3919, Class FA
5.957%, (US 30 Day Average SOFR plus 0.615%), 9/15/41	720,027	716
Federal Home Loan Mortgage Corp., Series 3951, Class FN
5.907%, (US 30 Day Average SOFR plus 0.565%), 11/15/41	552,626	551
Federal Home Loan Mortgage Corp., Series 3958, Class AF
5.907%, (US 30 Day Average SOFR plus 0.565%), 11/15/41	686,262	684
Federal Home Loan Mortgage Corp., Series 3975, Class CF
5.947%, (US 30 Day Average SOFR plus 0.605%), 12/15/41	546,854	546
Federal Home Loan Mortgage Corp., Series 3975, Class FA
5.947%, (US 30 Day Average SOFR plus 0.605%), 12/15/41	655,013	654
Federal Home Loan Mortgage Corp., Series 3990, Class FG
5.907%, (US 30 Day Average SOFR plus 0.565%), 1/15/42	804,889	803
Federal Home Loan Mortgage Corp., Series 4047, Class CX 3.500%, 5/15/42	2,934,000	2,753
Federal Home Loan Mortgage Corp., Series 4059, Class FP
5.907%, (US 30 Day Average SOFR plus 0.565%), 6/15/42	893,681	891
Federal Home Loan Mortgage Corp., Series 4091, Class BX 3.250%, 10/15/41	1,475,437	1,391
Federal Home Loan Mortgage Corp., Series 4091, Class EX 3.375%, 7/15/42	931,742	880
Federal Home Loan Mortgage Corp., Series 4091, Class FN
5.857%, (US 30 Day Average SOFR plus 0.515%), 8/15/42	886,310	877
Federal Home Loan Mortgage Corp., Series 4091, Class MX 3.250%, 2/15/42	1,182,816	1,111
Federal Home Loan Mortgage Corp., Series 4122, Class FP
5.857%, (US 30 Day Average SOFR plus 0.515%), 10/15/42	686,268	679
Federal Home Loan Mortgage Corp., Series 4160, Class HP 2.500%, 1/15/33	1,071,083	1,027
Federal Home Loan Mortgage Corp., Series 4177, Class HB 2.500%, 10/15/42	1,010,000	895
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	807,113	698

Select Bond Portfolio

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4240, Class FA
5.957%, (US 30 Day Average SOFR plus 0.615%), 8/15/43	2,682,094	2,649
Federal Home Loan Mortgage Corp., Series 4286, Class VF
5.907%, (US 30 Day Average SOFR plus 0.565%), 12/15/43	1,988,395	1,971
Federal Home Loan Mortgage Corp., Series 4427, Class CE 3.000%, 2/15/34	325,521	320
Federal Home Loan Mortgage Corp., Series 4446, Class CP 2.250%, 3/15/45	1,237,198	1,103
Federal Home Loan Mortgage Corp., Series 4527, Class GA 3.000%, 2/15/44	1,845,255	1,777
Federal Home Loan Mortgage Corp., Series 4533, Class AB 3.000%, 6/15/44	2,823,632	2,714
Federal Home Loan Mortgage Corp., Series 4544, Class P 2.500%, 1/15/46	5,976,762	5,298
Federal Home Loan Mortgage Corp., Series 4582, Class HA 3.000%, 9/15/45	4,614,544	4,395
Federal Home Loan Mortgage Corp., Series 4587, Class AF
5.807%, (US 30 Day Average SOFR plus 0.465%), 6/15/46	1,436,138	1,426
Federal Home Loan Mortgage Corp., Series 4604, Class FB
5.857%, (US 30 Day Average SOFR plus 0.515%), 8/15/46	2,507,558	2,485
Federal Home Loan Mortgage Corp., Series 4611, Class BF
5.857%, (US 30 Day Average SOFR plus 0.515%), 6/15/41	9,546,849	9,460
Federal Home Loan Mortgage Corp., Series 4620, Class LF
5.857%, (US 30 Day Average SOFR plus 0.515%), 10/15/46	1,378,438	1,368
Federal Home Loan Mortgage Corp., Series 4628, Class KF
5.957%, (US 30 Day Average SOFR plus 0.615%), 1/15/55	1,388,384	1,374
Federal Home Loan Mortgage Corp., Series 4709, Class FA
5.757%, (US 30 Day Average SOFR plus 0.415%), 8/15/47	1,009,959	997
Federal Home Loan Mortgage Corp., Series 4719, Class LA 3.500%, 9/15/47	1,317,592	1,228
Federal Home Loan Mortgage Corp., Series 4719, Class LM 3.000%, 9/15/47	1,032,929	934
Federal Home Loan Mortgage Corp., Series 4742, Class PA 3.000%, 10/15/47	1,788,677	1,651

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4753, Class BD 3.000%, 1/15/48	1,081,000	975
Federal Home Loan Mortgage Corp., Series 4826, Class KF
5.757%, (US 30 Day Average SOFR plus 0.415%), 9/15/48	856,272	842
Federal Home Loan Mortgage Corp., Series 4854, Class FB
5.757%, (US 30 Day Average SOFR plus 0.415%), 1/15/49	2,663,336	2,632
Federal Home Loan Mortgage Corp., Series 4857, Class JA 3.350%, 1/15/49	4,074,749	3,924
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	1,693,042	1,569
Federal Home Loan Mortgage Corp., Series 4903, Class NF
5.795%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	818,448	809
Federal Home Loan Mortgage Corp., Series 4927, Class BG 3.000%, 11/25/49	1,805,866	1,681
Federal Home Loan Mortgage Corp., Series 4937, Class MD 2.500%, 10/25/49	1,797,801	1,611
Federal Home Loan Mortgage Corp., Series 4940, Class AG 3.000%, 5/15/40	1,176,181	1,119
Federal Home Loan Mortgage Corp., Series 4941, Class GA 2.000%, 12/15/47	1,034,484	882
Federal Home Loan Mortgage Corp., Series 4954, Class LB 2.500%, 2/25/50	853,043	757
Federal Home Loan Mortgage Corp., Series 4957, Class MY 3.000%, 2/25/50	1,143,000	968
Federal Home Loan Mortgage Corp., Series 4979, Class UC 1.500%, 6/25/50	3,336,673	2,694
Federal Home Loan Mortgage Corp., Series 4988, Class KF
5.745%, (US 30 Day Average SOFR plus 0.465%), 7/25/50	1,469,709	1,461
Federal Home Loan Mortgage Corp., Series 4993, Class KF
5.845%, (US 30 Day Average SOFR plus 0.565%), 7/25/50	7,838,980	7,663
Federal Home Loan Mortgage Corp., Series 5004, Class FM
5.745%, (US 30 Day Average SOFR plus 0.465%), 8/25/50	1,600,801	1,553
Federal Home Loan Mortgage Corp., Series 5020, Class ET 3.500%, 10/25/50	1,542,874	1,429
Federal Home Loan Mortgage Corp., Series 5058, Class BC 5.000%, 11/25/50	1,120,758	1,132

Select Bond Portfolio

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 5091, Class AB 1.500%, 3/25/51	2,865,596	2,352
Federal Home Loan Mortgage Corp., Series 5092, Class HE 2.000%, 2/25/51	1,840,238	1,542
Federal Home Loan Mortgage Corp., Series 5116, Class PB 2.250%, 2/25/51	1,897,966	1,687
Federal Home Loan Mortgage Corp., Series 5118, Class CA 1.500%, 10/15/33	1,715,000	1,566
Federal Home Loan Mortgage Corp., Series 5119, Class AB 1.500%, 8/25/49	1,603,443	1,297
Federal Home Loan Mortgage Corp., Series 5119, Class QF
5.480%, (US 30 Day Average SOFR plus 0.200%), 6/25/51	2,323,373	2,211
Federal Home Loan Mortgage Corp., Series 5143, Class GA 2.000%, 6/25/49	1,174,734	983
Federal Home Loan Mortgage Corp., Series 5178, Class TP 2.500%, 4/25/49	2,525,416	2,256
Federal Home Loan Mortgage Corp., Series 5184, Class AB 2.500%, 5/25/48	1,123,095	1,026
Federal Home Loan Mortgage Corp., Series 5201, Class CA 2.500%, 7/25/48	2,124,381	1,951
Federal Home Loan Mortgage Corp., Series 5201, Class MN 3.000%, 4/25/48	1,151,624	1,091
Federal Home Loan Mortgage Corp., Series 5202, Class BH 2.000%, 12/25/47	1,184,897	1,094
Federal Home Loan Mortgage Corp., Series 5202, Class KA 2.500%, 6/25/49	1,660,510	1,496
Federal Home Loan Mortgage Corp., Series 5202, Class LA 2.500%, 5/25/49	2,314,601	2,063
Federal Home Loan Mortgage Corp., Series 5202, Class MB 3.000%, 11/25/48	2,964,040	2,742
Federal Home Loan Mortgage Corp., Series 5202, Class TA 2.500%, 12/25/48	3,420,197	3,170
Federal Home Loan Mortgage Corp., Series 5206, Class CA 3.000%, 2/25/47	1,276,593	1,185
Federal Home Loan Mortgage Corp., Series 5206, Class CD 3.500%, 5/25/49	2,235,594	2,109
Federal Home Loan Mortgage Corp., Series 5207, Class PA 3.000%, 6/25/51	2,435,990	2,201
Federal Home Loan Mortgage Corp., Series 5209, Class EA 3.000%, 8/25/50	1,852,260	1,716

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 5209, Class EJ 3.000%, 8/25/50	1,852,260	1,716
Federal Home Loan Mortgage Corp., Series 5210, Class DC 3.000%, 9/25/51	1,730,932	1,626
Federal Home Loan Mortgage Corp., Series 5214, Class BY 3.000%, 4/25/52	1,804,000	1,526
Federal Home Loan Mortgage Corp., Series 5217, Class CD 2.500%, 7/25/49	1,797,552	1,686
Federal Home Loan Mortgage Corp., Series 5220, Class QK 3.500%, 9/25/50	3,563,912	3,425
Federal Home Loan Mortgage Corp., Series 5228, Class TN 3.500%, 7/25/39	1,446,133	1,400
Federal Home Loan Mortgage Corp., Series 5335, Class FB
6.157%, (US 30 Day Average SOFR plus 0.815%), 10/15/39	2,987,095	2,998
Federal Home Loan Mortgage Corp., Series 5338, Class FH
5.757%, (US 30 Day Average SOFR plus 0.415%), 4/15/45	2,984,533	2,937
Federal Home Loan Mortgage Corp., Series 5386, Class DM 2.000%, 3/25/44	1,988,000	1,478
Federal Home Loan Mortgage Corp., Series 5396, Class HF
6.230%, (US 30 Day Average SOFR plus 0.950%), 4/25/54	4,324,276	4,340
Federal Home Loan Mortgage Corp., Series 5399, Class FB
6.180%, (US 30 Day Average SOFR plus 0.900%), 4/25/54	2,456,126	2,455
Federal Home Loan Mortgage Corp., Series 5410, Class JY 3.000%, 3/15/44	1,782,000	1,566
Federal Home Loan Mortgage Corp., Series 5452, Class KY 3.000%, 3/15/44	1,863,000	1,658
Federal National Mortgage Association
2.000%, 6/1/40	1,818,424	1,601
2.000%, 7/1/40	6,098,731	5,365
2.000%, 8/1/40	11,490,902	10,102
2.000%, 9/1/40	6,878,526	6,043
2.000%, 10/1/40	9,774,861	8,583
2.000%, 11/1/40	6,144,212	5,391
2.000%, 12/1/40	32,225,337	28,231
2.000%, 1/1/41	11,189,248	9,806
2.000%, 4/1/41	1,254,980	1,098
2.000%, 5/1/41	12,202,804	10,692
2.000%, 6/1/41	976,346	853
2.000%, 10/1/41	4,028,617	3,524
2.000%, 11/1/41	1,302,805	1,142
2.000%, 1/1/42	2,644,584	2,300
2.000%, 2/1/42	4,623,714	4,047
2.000%, 4/1/42	2,118,413	1,856
2.000%, 11/1/42	1,062,809	931

Select Bond Portfolio

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.000%, 4/1/46	6,514,254	5,523
2.000%, 1/1/47	1,221,358	1,033
2.000%, 3/1/47	8,629,485	7,286
2.500%, 11/1/36	1,737,494	1,628
2.500%, 12/1/40	3,748,516	3,410
2.500%, 5/1/41	3,948,690	3,540
2.500%, 8/1/41	1,944,606	1,761
2.500%, 2/1/42	2,211,574	2,008
2.500%, 4/1/42	4,862,563	4,368
2.500%, 5/1/42	2,981,626	2,676
2.500%, 6/1/42	2,629,969	2,362
2.500%, 5/1/46	950,661	835
2.500%, 12/1/47	5,317,595	4,868
2.500%, 10/1/50	3,514,168	3,098
2.500%, 3/1/52	2,455,857	2,149
2.772%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.606%), 6/1/50	1,305,607	1,248
3.000%, 11/1/39	1,238,799	1,187
3.000%, 5/1/40	3,798,580	3,579
3.000%, 8/1/42	1,259,964	1,169
3.000%, 11/1/42	1,925,820	1,786
3.000%, 1/1/43	1,774,405	1,681
3.000%, 2/1/43	11,317,727	10,385
3.000%, 7/1/43	1,550,298	1,438
3.000%, 8/1/43	2,121,724	1,968
3.000%, 9/1/43	1,719,641	1,595
3.000%, 12/1/43	2,032,722	1,885
3.000%, 2/1/44	2,015,410	1,869
3.000%, 10/1/44	10,701,778	9,925
3.000%, 2/1/45	3,343,514	3,101
3.000%, 10/1/46	8,239,883	7,598
3.000%, 11/1/46	5,746,481	5,266
3.000%, 12/1/46	8,351,453	7,662
3.000%, 2/1/47	17,076,160	15,837
3.000%, 9/1/47	946,799	868
3.000%, 2/1/48	1,440,510	1,326
3.000%, 4/1/48	8,225,410	7,629
3.000%, 8/1/48	1,712,804	1,589
3.000%, 1/1/49	3,641,956	3,368
3.000%, 10/1/49	25,127,278	23,304
3.000%, 2/1/50	36,411,583	33,461
3.000%, 5/1/50	7,408,885	6,723
3.000%, 7/1/50	13,635,911	12,455
3.000%, 4/1/52	7,614,563	6,936
3.000%, 7/1/52	1,472,164	1,339
3.000%, 10/1/52	9,593,480	8,689
3.000%, 2/1/55	1,115,615	1,010
3.000%, 7/1/60	13,838,229	12,271
3.500%, 5/1/37	1,071,819	1,050
3.500%, 10/1/37	1,025,166	998
3.500%, 6/1/41	1,620,276	1,585
3.500%, 5/1/42	736,326	717
3.500%, 6/1/42	1,334,773	1,299
3.500%, 8/1/43	9,130,005	8,684
3.500%, 1/1/44	757,784	738
3.500%, 4/1/47	6,224,291	5,965
3.500%, 2/1/50	1,498,160	1,427
3.500%, 4/1/50	3,025,631	2,886

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.826%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.603%), 3/1/50	2,830,274	2,876
3.943%, (US 30 Day Average SOFR plus 2.120%), 8/1/52	724,525	708
4.000%, 9/1/33	556,322	557
4.000%, 3/1/35	4,597,182	4,568
4.000%, 10/1/37	2,177,696	2,165
4.000%, 6/1/38	885,088	882
4.000%, 9/1/45	381,098	378
4.000%, 1/1/46	2,017,875	2,000
4.000%, 3/1/47	798,885	788
4.000%, 4/1/47	498,863	488
4.000%, 10/1/47	208,535	205
4.000%, 7/1/48	6,450,284	6,322
4.000%, 12/1/48	1,034,660	1,019
4.000%, 5/1/49	138,831	134
4.110%, (US 30 Day Average SOFR plus 2.120%), 9/1/52	2,513,798	2,492
4.112%, (US 30 Day Average SOFR plus 2.120%), 7/1/52	2,513,544	2,465
4.132%, (US 30 Day Average SOFR plus 2.132%), 10/1/52	6,011,465	5,962
4.186%, (US 30 Day Average SOFR plus 2.128%), 11/1/52	1,995,469	1,981
4.361%, (US 30 Day Average SOFR plus 2.125%), 7/1/52	3,188,381	3,161
4.500%, 6/1/41	83,573	85
4.500%, 3/1/43	1,038,276	1,050
4.500%, 10/1/45	1,678,080	1,683
4.500%, 2/1/46	64,876	65
4.500%, 7/1/48	1,677,659	1,681
4.500%, 11/1/48	740,168	748
4.603%, (US 30 Day Average SOFR plus 2.126%), 8/1/52	3,474,351	3,462
4.609%, (US 30 Day Average SOFR plus 2.123%), 8/1/52	2,703,153	2,680
4.648%, (US 30 Day Average SOFR plus 2.130%), 8/1/52	2,922,655	2,915
6.000%, 12/1/53	1,531,369	1,601
6.000%, 6/1/54	2,286,401	2,409
6.000%, 7/1/54	2,511,381	2,635
6.000%, 9/1/54	6,095,409	6,403
6.500%, 6/1/54	1,958,895	2,095
6.500%, 8/1/54	2,004,214	2,144
6.500%, 9/1/54	4,526,765	4,813
7.000%, 1/1/54	10,705,003	11,205
7.500%, 1/1/54	5,782,839	6,076
Federal National Mortgage Association Stripped, Series 2012-414, Class A35 3.500%, 10/25/42	1,991,273	1,914
Federal National Mortgage Association, Series 2010-107, Class FB
5.805%, (US 30 Day Average SOFR plus 0.525%), 9/25/40	720,496	718
Federal National Mortgage Association, Series 2011-111, Class DB 4.000%, 11/25/41	1,466,789	1,435

Select Bond Portfolio

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2011-117, Class AF
5.845%, (US 30 Day Average SOFR plus 0.565%), 11/25/41	640,493	638
Federal National Mortgage Association, Series 2011-117, Class FA
5.845%, (US 30 Day Average SOFR plus 0.565%), 11/25/41	1,462,374	1,458
Federal National Mortgage Association, Series 2011-127, Class FC
5.845%, (US 30 Day Average SOFR plus 0.565%), 12/25/41	674,257	673
Federal National Mortgage Association, Series 2011-142, Class EF
5.895%, (US 30 Day Average SOFR plus 0.615%), 1/25/42	763,506	763
Federal National Mortgage Association, Series 2012-106, Class FA
5.735%, (US 30 Day Average SOFR plus 0.455%), 10/25/42	622,218	616
Federal National Mortgage Association, Series 2012-12, Class FA
5.895%, (US 30 Day Average SOFR plus 0.615%), 2/25/42	664,620	665
Federal National Mortgage Association, Series 2012-133, Class JF
5.745%, (US 30 Day Average SOFR plus 0.465%), 12/25/42	1,205,709	1,189
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	839,874	723
Federal National Mortgage Association, Series 2012-35, Class FL
5.895%, (US 30 Day Average SOFR plus 0.615%), 4/25/42	545,840	546
Federal National Mortgage Association, Series 2012-47, Class JF
5.895%, (US 30 Day Average SOFR plus 0.615%), 5/25/42	898,946	894
Federal National Mortgage Association, Series 2012-9, Class FA
5.895%, (US 30 Day Average SOFR plus 0.615%), 2/25/42	510,869	511
Federal National Mortgage Association, Series 2012-9, Class WF
5.895%, (US 30 Day Average SOFR plus 0.615%), 2/25/42	524,867	525
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	2,524,273	2,328
Federal National Mortgage Association, Series 2013-15, Class FA
5.745%, (US 30 Day Average SOFR plus 0.465%), 3/25/43	1,456,493	1,436
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	993,744	861
Federal National Mortgage Association, Series 2013-49, Class AP 1.750%, 5/25/43	758,730	644

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2014-17, Class DY 3.500%, 4/25/44	1,915,000	1,776
Federal National Mortgage Association, Series 2014-25, Class EL 3.000%, 5/25/44	1,388,078	1,295
Federal National Mortgage Association, Series 2015-26, Class GF
5.695%, (US 30 Day Average SOFR plus 0.415%), 5/25/45	2,122,544	2,090
Federal National Mortgage Association, Series 2015-32, Class FA
5.695%, (US 30 Day Average SOFR plus 0.415%), 5/25/45	1,314,471	1,293
Federal National Mortgage Association, Series 2015-48, Class FB
5.695%, (US 30 Day Average SOFR plus 0.415%), 7/25/45	1,594,786	1,569
Federal National Mortgage Association, Series 2015-72, Class GL 3.000%, 10/25/45	888,000	784
Federal National Mortgage Association, Series 2015-8, Class AP 2.000%, 3/25/45	2,499,012	2,251
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	1,792,823	1,687
Federal National Mortgage Association, Series 2016-11, Class CF
5.745%, (US 30 Day Average SOFR plus 0.465%), 3/25/46	706,342	699
Federal National Mortgage Association, Series 2016-11, Class FG
5.745%, (US 30 Day Average SOFR plus 0.465%), 3/25/46	965,683	956
Federal National Mortgage Association, Series 2016-19, Class FD
5.795%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	4,379,785	4,349
Federal National Mortgage Association, Series 2016-22, Class FA
5.795%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	1,825,256	1,809
Federal National Mortgage Association, Series 2016-22, Class FG
5.795%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	1,573,306	1,558
Federal National Mortgage Association, Series 2016-3, Class PL 2.500%, 2/25/46	9,574,243	8,337
Federal National Mortgage Association, Series 2016-45, Class PB 3.000%, 7/25/46	1,060,000	844
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	3,079,892	2,882
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	6,680,809	5,744

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Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2016-69, Class BF
5.795%, (US 30 Day Average SOFR plus 0.515%), 10/25/46	1,469,316	1,458
Federal National Mortgage Association, Series 2016-75, Class FE
5.795%, (US 30 Day Average SOFR plus 0.515%), 10/25/46	1,143,842	1,136
Federal National Mortgage Association, Series 2016-78, Class FA
5.795%, (US 30 Day Average SOFR plus 0.515%), 3/25/44	747,369	741
Federal National Mortgage Association, Series 2016-79, Class FH
5.795%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	1,138,682	1,130
Federal National Mortgage Association, Series 2016-82, Class FE
5.795%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	2,580,408	2,563
Federal National Mortgage Association, Series 2016-82, Class FH
5.795%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	2,332,520	2,312
Federal National Mortgage Association, Series 2016-84, Class FB
5.795%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	1,116,626	1,106
Federal National Mortgage Association, Series 2016-86, Class FE
5.795%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	2,847,353	2,821
Federal National Mortgage Association, Series 2016-88, Class CF
5.845%, (US 30 Day Average SOFR plus 0.565%), 12/25/46	1,975,508	1,963
Federal National Mortgage Association, Series 2016-91, Class AF
5.795%, (US 30 Day Average SOFR plus 0.515%), 12/25/46	1,065,381	1,059
Federal National Mortgage Association, Series 2017-12, Class FD
5.795%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	1,196,662	1,187
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	1,066,121	999
Federal National Mortgage Association, Series 2017-23, Class FA
5.795%, (US 30 Day Average SOFR plus 0.515%), 4/25/47	1,275,898	1,265
Federal National Mortgage Association, Series 2017-24, Class PG 2.625%, 4/25/47	4,037,845	3,577
Federal National Mortgage Association, Series 2017-26, Class FA
5.745%, (US 30 Day Average SOFR plus 0.465%), 4/25/47	3,076,688	3,051

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2017-79, Class FB
5.645%, (US 30 Day Average SOFR plus 0.365%), 10/25/47	2,393,407	2,371
Federal National Mortgage Association, Series 2017-9, Class BF
5.795%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	1,362,110	1,352
Federal National Mortgage Association, Series 2017-9, Class DF
5.795%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	997,463	990
Federal National Mortgage Association, Series 2017-96, Class FB
5.695%, (US 30 Day Average SOFR plus 0.415%), 12/25/47	1,770,971	1,750
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	1,959,848	1,883
Federal National Mortgage Association, Series 2018-36, Class FD
5.645%, (US 30 Day Average SOFR plus 0.365%), 6/25/48	2,510,270	2,483
Federal National Mortgage Association, Series 2018-38, Class MA 3.300%, 6/25/48	2,049,220	1,964
Federal National Mortgage Association, Series 2018-45, Class TM 3.000%, 6/25/48	1,603,255	1,475
Federal National Mortgage Association, Series 2018-55, Class GA 3.375%, 8/25/48	1,569,023	1,502
Federal National Mortgage Association, Series 2018-64, Class A 3.000%, 9/25/48	1,394,559	1,244
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	1,081,416	980
Federal National Mortgage Association, Series 2018-85, Class EA 3.500%, 12/25/48	1,120,356	1,097
Federal National Mortgage Association, Series 2019-13, Class PE 3.000%, 3/25/49	971,702	897
Federal National Mortgage Association, Series 2019-15, Class FA
5.895%, (US 30 Day Average SOFR plus 0.615%), 4/25/49	811,932	802
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	2,125,421	1,991
Federal National Mortgage Association, Series 2019-41, Class FG
5.895%, (US 30 Day Average SOFR plus 0.615%), 8/25/59	1,970,402	1,953
Federal National Mortgage Association, Series 2019-43, Class FC
5.795%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	1,559,488	1,541

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Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2019-67, Class FB
5.845%, (US 30 Day Average SOFR plus 0.565%), 11/25/49	834,440	826
Federal National Mortgage Association, Series 2019-81, Class LH 3.000%, 12/25/49	1,133,907	1,030
Federal National Mortgage Association, Series 2020-37, Class DA 1.500%, 6/25/50	1,134,570	1,021
Federal National Mortgage Association, Series 2020-45, Class JL 3.000%, 7/25/40	2,655,162	2,486
Federal National Mortgage Association, Series 2020-48, Class AB 2.000%, 7/25/50	1,169,561	1,017
Federal National Mortgage Association, Series 2020-48, Class DA 2.000%, 7/25/50	3,614,302	3,097
Federal National Mortgage Association, Series 2020-57, Class LJ 2.000%, 8/25/50	11,980,000	8,921
Federal National Mortgage Association, Series 2020-59, Class NC 3.000%, 8/25/40	1,723,129	1,606
Federal National Mortgage Association, Series 2020-70, Class AD 1.500%, 10/25/50	4,861,364	3,953
Federal National Mortgage Association, Series 2021-22, Class MN 2.750%, 10/25/50	1,960,911	1,786
Federal National Mortgage Association, Series 2021-27, Class EC 1.500%, 5/25/51	5,093,740	4,183
Federal National Mortgage Association, Series 2021-33, Class AV 2.500%, 3/25/48	825,939	633
Federal National Mortgage Association, Series 2021-40, Class DW 2.000%, 6/25/41	393,964	348
Federal National Mortgage Association, Series 2021-42, Class AC 2.000%, 2/25/51	1,538,953	1,348
Federal National Mortgage Association, Series 2021-42, Class DC 2.000%, 11/25/50	3,770,377	3,270
Federal National Mortgage Association, Series 2021-73, Class DJ 2.000%, 3/25/49	2,140,720	1,849
Federal National Mortgage Association, Series 2021-76, Class KB 1.250%, 11/25/51	904,328	766
Federal National Mortgage Association, Series 2021-78, Class ND 1.500%, 11/25/51	2,848,934	2,357
Federal National Mortgage Association, Series 2021-86, Class MA 2.500%, 11/25/47	3,263,171	2,981
Federal National Mortgage Association, Series 2021-91, Class AB 2.500%, 9/25/49	1,943,893	1,733

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2021-95, Class CP 1.500%, 8/25/51	920,004	778
Federal National Mortgage Association, Series 2022-11, Class D 3.000%, 1/25/50	2,128,090	1,980
Federal National Mortgage Association, Series 2022-18, Class DL 3.250%, 7/25/46	2,703,877	2,547
Federal National Mortgage Association, Series 2022-3, Class N 2.000%, 10/25/47	5,550,324	4,919
Federal National Mortgage Association, Series 2022-4, Class MH 3.000%, 9/25/48	2,190,096	2,054
Federal National Mortgage Association, Series 2022-49, Class NQ 3.000%, 2/25/52	1,063,000	956
Federal National Mortgage Association, Series 2022-62, Class KA 3.250%, 9/25/52	1,189,218	1,123
Federal National Mortgage Association, Series 2022-89, Class AY 3.000%, 2/25/48	2,263,000	1,961
Federal National Mortgage Association, Series 2022-9, Class DJ 3.250%, 3/25/49	1,531,164	1,442
Federal National Mortgage Association, Series 2023-14, Class EJ 2.750%, 4/25/49	1,897,621	1,758
Federal National Mortgage Association, Series 2023-37, Class FH
5.795%, (US 30 Day Average SOFR plus 0.515%), 1/25/50	3,259,988	3,222
Federal National Mortgage Association, Series 2023-38, Class FC
5.945%, (US 30 Day Average SOFR plus 0.665%), 6/25/40	2,076,556	2,072
Federal National Mortgage Association, Series 2024-26, Class KY 3.000%, 12/25/43	1,762,000	1,545
Federal National Mortgage Association, Series 2024-64, Class KY 3.000%, 12/25/43	1,086,000	962
Government National Mortgage Association
2.500%, 12/20/37	2,242,384	2,092
2.500%, 6/20/38	4,206,548	3,919
3.000%, 6/20/43	2,065,155	1,894
3.000%, 8/20/43	681,602	625
3.000%, 11/15/47	6,084,834	5,689
3.000%, 10/20/50	5,142,070	4,707
3.500%, 1/20/48	1,103,218	1,048
4.000%, 3/20/48	283,762	276
4.000%, 4/20/48	1,004,125	975
4.500%, 8/15/47	201,628	202
4.500%, 2/20/49	1,300,461	1,268
6.000%, 1/20/53	8,451,030	8,688
Government National Mortgage Association TBA 6.500%, 10/15/54	37,000,000	37,856

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Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2010-163, Class NC 4.000%, 12/20/40	1,614,806	1,610
Government National Mortgage Association, Series 2013-152, Class HA 2.500%, 6/20/43	1,775,289	1,645
Government National Mortgage Association, Series 2014-133, Class BP 2.250%, 9/20/44	1,326,550	1,198
Government National Mortgage Association, Series 2014-146, Class QA 2.250%, 10/20/44	283,682	259
Government National Mortgage Association, Series 2014-149, Class KP 2.250%, 7/16/44	1,141,807	1,050
Government National Mortgage Association, Series 2014-181, Class L 3.000%, 12/20/44	1,211,000	1,102
Government National Mortgage Association, Series 2015-144, Class CA 2.500%, 10/20/45	1,882,358	1,678
Government National Mortgage Association, Series 2016-136, Class A 3.000%, 7/20/44	1,021,354	928
Government National Mortgage Association, Series 2016-93, Class AB 1.750%, 7/20/44	2,194,493	1,809
Government National Mortgage Association, Series 2016-99, Class TL 2.000%, 4/16/44	2,779,479	2,319
Government National Mortgage Association, Series 2017-139, Class GA 3.000%, 9/20/47	4,232,109	3,873
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	1,050,659	980
Government National Mortgage Association, Series 2018-65, Class DC 3.500%, 5/20/48	1,482,000	1,375
Government National Mortgage Association, Series 2020-133, Class GA 1.000%, 9/20/50	2,210,811	1,900
Government National Mortgage Association, Series 2020-138, Class LE 1.500%, 9/20/50	5,037,567	4,111
Government National Mortgage Association, Series 2021-135, Class A 2.000%, 8/20/51	1,308,387	1,099
Government National Mortgage Association, Series 2021-160, Class NE 2.000%, 9/20/51	10,149,214	8,705
Government National Mortgage Association, Series 2021-215, Class GA 2.000%, 12/20/51	8,933,217	7,806
Government National Mortgage Association, Series 2021-227, Class E 2.500%, 7/20/50	4,243,816	3,753
Government National Mortgage Association, Series 2021-24, Class BC 1.250%, 2/20/51	3,064,861	2,413

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2021-27, Class BD 5.000%, 2/20/51	1,459,626	1,478
Government National Mortgage Association, Series 2021-27, Class CW 5.001%, 2/20/51	2,107,704	2,134
Government National Mortgage Association, Series 2021-27, Class NT 5.000%, 2/20/51	1,648,938	1,653
Government National Mortgage Association, Series 2021-27, Class Q 5.000%, 2/20/51	1,454,409	1,473
Government National Mortgage Association, Series 2021-8, Class CY 5.000%, 1/20/51	1,407,198	1,425
Government National Mortgage Association, Series 2021-89, Class LK 2.000%, 5/20/51	3,120,572	2,698
Government National Mortgage Association, Series 2021-97, Class QK 2.000%, 6/20/51	7,658,919	6,485
Government National Mortgage Association, Series 2022-107, Class C 2.500%, 6/20/51	6,717,931	5,781
Government National Mortgage Association, Series 2022-153, Class KA 4.000%, 12/20/49	1,814,194	1,787
Government National Mortgage Association, Series 2022-189, Class AL 3.000%, 7/20/51	1,409,000	1,174
Government National Mortgage Association, Series 2022-191, Class B 4.000%, 6/20/41	6,666,000	6,429
Government National Mortgage Association, Series 2022-191, Class BY 4.000%, 8/20/41	5,722,000	5,582
Government National Mortgage Association, Series 2022-197, Class LF
6.045%, (US 30 Day Average SOFR plus 0.700%), 11/20/52	6,347,304	6,300
Government National Mortgage Association, Series 2022-205, Class A 2.000%, 9/20/51	2,502,988	2,050
Government National Mortgage Association, Series 2022-24, Class AH 2.500%, 2/20/52	404,602	356
Government National Mortgage Association, Series 2022-31, Class GH 2.500%, 12/20/49	4,252,762	3,854
Government National Mortgage Association, Series 2022-34, Class DN 3.500%, 9/20/41	3,462,248	3,277
Government National Mortgage Association, Series 2022-5, Class BA 2.000%, 10/20/49	8,352,323	7,297
Government National Mortgage Association, Series 2022-50, Class CA 3.000%, 3/20/52	6,095,840	5,518
Government National Mortgage Association, Series 2022-66, Class CG 3.500%, 4/20/52	3,813,833	3,659

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Structured Products (52.4%)	Shares/ Par +	Value $(000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2022-78, Class HW 2.500%, 4/20/52	1,247,000	997
Government National Mortgage Association, Series 2022-84, Class A 2.500%, 1/20/52	12,885,724	11,030
Government National Mortgage Association, Series 2022-9, Class GA 2.000%, 1/20/52	1,546,670	1,310
Government National Mortgage Association, Series 2023-196, Class E 3.000%, 9/20/48	2,496,480	2,367
Government National Mortgage Association, Series 2023-81, Class YJ 3.500%, 6/20/53	7,319,000	6,467
Government National Mortgage Association, Series 2024-110, Class JC 3.000%, 9/20/47	9,727,551	9,274
Government National Mortgage Association, Series 2024-4, Class JA 3.000%, 4/20/45	4,332,544	4,174
Government National Mortgage Association, Series 2024-45, Class BD 2.000%, 3/20/54	1,393,094	1,271
GS Mortgage Securities Trust, Series 2015- GC32, Class A3 3.498%, 7/10/48	1,068,355	1,058
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4 1.721%, 12/12/53	3,499,000	3,029
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 1/25/51 144A	435,646	432
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3 3.392%, 12/15/49	674,000	659
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	1,719,528	1,712
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5 3.821%, 7/15/48	1,895,000	1,853
MFRA Trust, Series 2021-NQM2, Class A1 1.029%, (AFC), 11/25/64 144A	749,633	663
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3 1.790%, 7/15/53	1,301,306	1,138
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	339,065	321
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/25	2,120	1
Starwood Mortgage Residential Trust, Series 2020-1, Class A1 2.275%, (AFC), 2/25/50 144A	122,508	117
Starwood Mortgage Residential Trust, Series 2020-3, Class A1 1.486%, (AFC), 4/25/65 144A	460,274	445

Structured Products (52.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1 1.027%, (AFC), 11/25/55 144A	416,188	393
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	595,273	556
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	1,752,410	1,543
Uniform Mortgage Backed Security TBA 5.500%, 10/15/54	22,500,000	22,761
5.500%, 11/15/54	20,200,000	20,434
6.000%, 10/15/54	2,900,000	2,964
Verus Securitization Trust, Series 2019-INV3, Class A1 3.692%, (AFC), 11/25/59 144A	172,319	170
Verus Securitization Trust, Series 2020-2, Class A1 3.226%, (AFC), 5/25/60 144A	32,118	32
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	782,528	707
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	1,491,624	1,347
Verus Securitization Trust, Series 2021-3, Class A1 1.046%, (AFC), 6/25/66 144A	1,292,367	1,130
Verus Securitization Trust, Series 2021-4, Class A1 0.938%, (AFC), 7/25/66 144A	1,621,113	1,387
Verus Securitization Trust, Series 2021-5, Class A1 1.013%, (AFC), 9/25/66 144A	4,184,769	3,579
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A Σ	1,882,910	1,688
Verus Securitization Trust, Series 2021-8, Class A1 1.824%, (AFC), 11/25/66 144A	1,770,701	1,615
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	536,027	505
Verus Securitization Trust, Series 2021-R3, Class A1 1.020%, (AFC), 5/25/64 144A	720,020	665
Visio Trust, Series 2020-1R, Class A1 1.312%, 11/25/55 144A	416,837	396

Total		1,278,617

Total Structured Products (Cost: $1,517,483)		1,520,976

Total Investments (100.9%) (Cost: $2,912,130)@		2,929,050

Other Assets, Less Liabilities (-0.9%)		(26,783)

Net Assets (100.0%)		2,902,267

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+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024 the value of these securities (in thousands) was $198,732 representing 6.9% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2024, the aggregate value of these securities was $844 (in thousands), representing 0.0% of net assets.

Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,912,130 and the net unrealized appreciation of investments based on that cost was $16,920 which is comprised of $64,507 aggregate gross unrealized appreciation and $47,587 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$8,938	$—
Corporate Bonds	—	764,204	—
Governments	—	634,932	—
Structured Products	—	1,520,976	—

Total Assets:	$—	$2,929,050	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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